Consolidated Statements of Profit or Loss and Other Comprehensive Income Loss - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of profit or loss and other comprehensive income [abstract]
Interest income	$ 108,538	$ 201,174	$ 132,396
Other income	4,951,167	3,125,775	3,022,673
Intellectual property expenses	(322,097)	(224,580)	(241,892)
General and administration expenses	(4,308,352)	(4,341,058)	(3,968,630)
Research and development expenses	(12,983,185)	(6,698,016)	(5,700,339)
Other operating expenses	(132,965)	(58,172)	(126,071)
Other gains and losses	349,064	(270,860)	(660,213)
Loss before income tax expense	(12,337,830)	(8,265,737)	(7,542,076)
Income tax expense	0	0	0
Loss for the year	(12,337,830)	(8,265,737)	(7,542,076)
Other comprehensive loss	0	0	0
Total comprehensive loss for the year	$ (12,337,830)	$ (8,265,737)	$ (7,542,076)
Loss per share (basic and diluted - cents per share)	$ (2)	$ (1.55)	$ (1.41)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	615,772,236	533,891,470	533,891,470